Loss per Share - Summary of Potential Dilutive Securities Not Included in Diluted Loss per Share Calculations (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	32,430,060	16,403,397	8,415,816
Stock Options
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	9,296,760	11,606,280	21,289,191
Convertible Notes
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	359,462,635	400,616,344	400,616,344